Prospectus Supplement                                               200017 1/03

dated January 17, 2003 to
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Putnam Asset Allocation:Balanced Portfolio, Putnam Asset Allocation:
Conservative Portfolio, Putnam Asset Allocation: Growth Portfolio, Putnam Capital Opportunities Fund, Putnam Equity Income Fund, The Putnam Fund for Growth and Income, The George Putnam Fund of Boston, Putnam Global Equity Fund, Putnam Growth Opportunities Fund, Putnam Health Sciences Trust, Putnam High Yield Trust, Putnam Income Fund, Putnam International Growth Fund, Putnam International Voyager Fund, Putnam Investors Fund, Putnam New Opportunities Fund, Putnam Research Fund, Putnam Vista Fund, Putnam Voyager Fund (each a "fund" and collectively, the "funds")

Effective January 21, 2003, each fund listed above will offer class R shares to qualified employee benefit plans. This document provides important information about class R shares and supplements each fund's prospectus.

                      ------------------------

The section "Fees and Expenses" is supplemented as follows:

FEES AND EXPENSES

This table summarizes the fees and expenses you may pay if you invest in class R shares of a fund.

Expenses for class R shares are based on expenses for each fund's class A shares during the last fiscal year as shown in that fund's prospectus.

Shareholder Fees (fees paid directly from your investment)
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Maximum Sales Charge (Load)                                    NONE
Imposed on Purchases
(as a percentage of the offering price)

Maximum Deferred Sales Charge (Load)                           NONE
(as a percentage of the original purchase price or redemption proceeds, whichever is lower)

Redemption Fee*                                               1.00%
(as a percentage of total redemption proceeds)

* The redemption fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 90 days of purchase. For Putnam International Growth Fund, Putnam Global Equity Fund, and Putnam International Voyager Fund only.




Annual Fund Operating Expenses (expenses that are deducted from fund assets)

                                                                                Total
                                Management    Distribution    Other          Annual Fund
                                   Fees       (12b-1)Fees    Expenses     Operating Expenses
--------------------------------------------------------------------------------------------
Asset Allocation: Balanced        0.56%          0.50%        0.30%             1.36%
Asset Allocation: Conservative    0.65%          0.50%        0.39%             1.54%
Asset Allocation: Growth          0.59%          0.50%        0.41%             1.50%
Capital Opportunities             0.63%          0.50%        0.22%             1.35%
Equity Income                     0.55%          0.50%        0.17%             1.22%
Growth and Income                 0.41%          0.50%        0.16%             1.07%
George Putnam Fund                0.48%          0.50%        0.23%             1.21%
Global Equity                     0.73%          0.50%        0.25%             1.48%
Growth Opportunities              0.55%          0.50%        0.32%             1.37%
Health Sciences                   0.53%          0.50%        0.18%             1.21%
High Yield                        0.59%          0.50%        0.15%             1.24%
Income                            0.51%          0.50%        0.19%             1.20%
International Growth              0.60%          0.50%        0.31%             1.41%
International Voyager             0.89%          0.50%        0.33%             1.72%
Investors                         0.47%          0.50%        0.26%             1.23%
New Opportunities                 0.49%          0.50%        0.24%             1.23%
Research                          0.55%          0.50%        0.24%             1.29%
Vista                             0.48%          0.50%        0.27%             1.25%
Voyager                           0.47%          0.50%        0.24%             1.21%


PUTNAM INVESTMENTS

[SCALE LOGO OMITTED]

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund's class R shares for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

                                  1 year    3 years    5 years    10 years
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Asset Allocation: Balanced         $138      $431       $745       $1,635
Asset Allocation: Conservative     $157      $486       $839       $1,834
Asset Allocation: Growth           $153      $474       $818       $1,791
Capital Opportunities              $137      $428       $739       $1,624
Equity Income                      $124      $387       $670       $1,477
Growth and Income                  $109      $340       $590       $1,306
George Putnam Fund                 $123      $384       $665       $1,466
Global Equity                      $151      $468       $808       $1,768
Growth Opportunities               $139      $434       $750       $1,646
Health Sciences                    $123      $384       $665       $1,466
High Yield                         $126      $393       $681       $1,500
Income                             $122      $381       $660       $1,455
International Growth               $144      $446       $771       $1,691
International Voyager              $175      $542       $933       $2,030
Investors                          $125      $390       $676       $1,489
New Opportunities                  $125      $390       $676       $1,489
Research                           $131      $409       $708       $1,556
Vista                              $127      $397       $686       $1,511
Voyager                            $123      $384       $665       $1,466


The section "WHICH CLASS OF SHARES IS BEST FOR ME?" has been revised as follows:

The following sentence is added to the first paragraph:

Qualified employee-benefit plans may also choose class R shares.

The following is added after Class M shares summary:

Class R shares (available to qualified plans only)

* No initial sales charge; your entire investment goes to work for you

* No deferred sales charge

* Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fee

* Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fee

* No conversion to class A shares, so future 12b-1 fee does not decrease

The section "Distribution (12b-1)plans" is replaced with the following:

* Distribution (12b-1)plans. The fund has adopted distribution plans to pay for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C, class M and class R shares. The Trustees currently limit payments on class A, class M and class R shares to 0.25%, 0.75%* and 0.50% of average net assets, respectively. Because these fees are paid out of the fund's assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C, class M and class R shares may cost you more than paying the initial sales charge for class A shares. Because class C and class M shares, unlike class B shares, do not convert to class A shares, class C and class M shares may cost you more over time than class B shares. Class R shares will generally be less expensive than class B shares for shareholders who are eligible to purchase either class.

*The Trustees currently limit payments on class M shares for Putnam High Yield Trust and Putnam Income Fund to 0.50% of average net assets.